INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of deferred tax assets and deferred tax liabilities

(in thousands)	2012	2011
Deferred tax assets:
Tax discounting of claim reserves	$25,462	$26,781
Unearned premium offset	20,731	19,575
Deferred compensation	5,614	8,746
Stock option expense	4,678	3,954
NOL carryforward	3,223	5,486
Other	433	298
Deferred tax assets before allowance	60,141	64,840
Less valuation allowance	—	—
Total deferred tax assets	$60,141	$64,840
Deferred tax liabilities:
Net unrealized appreciation of securities	$77,036	$63,274
Deferred policy acquisition costs	18,320	18,236
Book/tax depreciation	1,060	2,122
Intangible assets from CBIC acquisition	4,541	4,869
Undistributed earnings of unconsolidated investee	13,812	13,016
Other	938	1,190
Total deferred tax liabilities	115,707	102,707
Net deferred tax liability	$(55,566)	$(37,867)

Schedule of reconciliation of income tax expense attributable to income from operations with amounts computed by applying the U.S. federal tax rate to pretax income from continuing operations

(in thousands)	2012	2011	2010
Provision for income taxes at the statutory federal tax rates	$49,956	$64,255	$62,883
Increase (reduction) in taxes resulting from:
Dividends received deduction	(2,630)	(1,980)	(1,628)
ESOP dividends paid deduction	(3,596)	(3,367)	(4,358)
Tax-exempt interest income	(2,995)	(2,412)	(3,221)
Other items, net	(1,349)	492	(2,206)
Total	$39,386	$56,988	$51,470